Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-33911
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	3rd Floor, 850 Canal St
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Country	US
Entity Address, Postal Zip Code	06902
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	ReneSola Ltd
Title of 12(b) Security	American Depositary Shares
Trading Symbol	SOL
Security Exchange Name	NYSE
Entity Central Index Key	0001417892
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Accounting Standard	U.S. GAAP
Entity Common Stock, Shares Outstanding	671,510,912
Entity Shell Company	false
Entity Emerging Growth Company	false
Auditor Name	GRANT THORNTON
Auditor Firm ID	1487
Auditor Location	Shanghai, People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3rd Floor, 850 Canal St
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Country	US
Entity Address, Postal Zip Code	06902
Contact Personnel Name	Ke Chen
City Area Code	+1(347)
Local Phone Number	577 9055 x115
Contact Personnel Fax Number	+1 (347) 577-9985
Contact Personnel Email Address	ke.chen@renesolapower